Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Property and Equipment, Net
Summary of property and equipment, net

Property and equipment, net, consist of the following:

		September 30,	December 31,
	Useful lives	2021	2020
Computers and software	60 months	$739,853	$424,099
Office furniture	80 months	305,506	270,761
Leasehold improvements	Shorter of lease term or estimated useful life	3,181,788	1,684,889
Medical equipment	60 months	719,035	515,386
Construction in progress		129,306	204,724
Equipment capital lease assets	Shorter of lease term or estimated useful life	162,769	162,769
Less: accumulated depreciation		(1,721,078)	(1,158,403)
Total property and equipment, net		$3,517,179	$2,104,225

Property and equipment, net, consist of the following:

		December 31,	December 31,
	Useful lives	2020	2019
Computers and software	60 months	$424,099	$160,672
Office furniture	80 months	270,761	215,375
Leasehold improvements	Shorter of lease term or estimated useful life	1,684,889	1,159,458
Medical equipment	60 months	515,386	397,896
Construction in progress		204,724	29,320
Equipment capital lease assets	Shorter of lease term or estimated useful life	162,769	63,151
Less: accumulated depreciation		(1,158,403)	(474,969)
Total property and equipment, net		$2,104,225	$1,550,903